Discontinued Operations - Major Class of Line Items Constituting Gain on Sale of Discontinued Operations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 1,183
Cost of goods sold	(906)
Sales and marketing expenses	(150)
Pretax gain on discontinued operations related to major classes of pretax gain	127
Pretax gain on sale of discontinued operations	1,565
Total pretax gain on sale of discontinued operations	1,692
Income tax expense	(615)
Net gain on sale of discontinued operations	$ 1,077